Note 6 - Investment in Joint Venture and Other Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Details
Proceeds from Divestiture of Interest in Joint Venture		$ 225,000
Other Significant Noncash Transaction, Value of Consideration Received	$ 168,869	222,900
Value received in sale of joint venture interest		447,900
Loss incurred in sale of joint venture interest		$ 180,050
Noncontrolling Interest in Joint Ventures			$ 642,450
Due from Affiliate, Current			$ 5,761
Previously written off shares sold		2,980,000
Proceeds from Sale of Other Investments		$ 5,000